Income Taxes - Income Tax Temporary Differences Table (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Depreciable property		$ (280,377)	$ (139,902)
Credit carryforwards		497	448
Other intangible assets		(299)	(189)
Other		162	8
Net long-term deferred income tax liabilities	[1]	$ (280,017)	$ (139,635)

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.